Subsequent Event (Details Narrative) 12M	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2013 $ / shares shares	May 15, 2017 USD ($)	May 09, 2017 $ / shares shares	Sep. 06, 2013 $ / shares shares	Sep. 05, 2013 $ / shares shares
Debt Instrument, Converted Amount		$ 277,208	$ 70,478	$ 389,100	$ 602,374
Debt Instrument, Interest Accrued, Converted Amount				$ 11,010
Common Stock, Par Value | $ / shares		$ .001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized | shares		2,000,000,000		2,000,000,000	2,000,000,000	375,030,000		2,000,000,000	375,030,000	900,000
Stock split ratio	0.05	0.05		0.05	0.01	4.1671
Accrued expenses		$ 1,188,520		$ 937,783	$ 530,150
Related Party Loans
Interest Rate	0.00%
Due Date	May 15, 2018
Accrued expenses				$ 14,450	$ 22,200		$ 5,300
Consulting Agmt
Date of Agreement	Jul. 07, 2017
Term of Agreement	2 years
Annual Compensation	$ 180,000
Collaboration Agmt
Date of Agreement	Jul. 11, 2017	Jul. 11, 2017
Account Receivable	$ 100,000
Common Stock, Receivable | shares	15,000,000
Convertible Prom Note #43
Date of Agreement	Apr. 04, 2017	Apr. 04, 2017
Convertible Note	$ 71,457	$ 71,457
Interest Rate	8.00%	8.00%
Due Date	Jan. 08, 2018	Jan. 08, 2018
Convertible Prom Note #44
Date of Agreement	Apr. 18, 2017	Apr. 18, 2017
Convertible Note	$ 115,000	$ 115,000
Interest Rate	10.00%	10.00%
Due Date	Jan. 30, 2018	Jan. 30, 2018
Original Issue Discount	$ 11,500	$ 11,500
Debt Conversion #126
Date of Issuance	Apr. 05, 2017	Apr. 05, 2017
Debt Instrument, Converted Amount	$ 6,004	$ 6,233
Debt Instrument, Interest Accrued, Converted Amount	$ 229
Common Stock, shares issued | shares	5,300,000	5,300,000
Debt Conversion #127
Date of Issuance	Apr. 10, 2017	Apr. 10, 2017
Debt Instrument, Converted Amount	$ 6,363	$ 6,586
Debt Instrument, Interest Accrued, Converted Amount	$ 222
Common Stock, shares issued | shares	5,600,000	5,600,000
Debt Conversion #128
Date of Issuance	Apr. 11, 2017	Apr. 11, 2017
Debt Instrument, Converted Amount	$ 6,004	$ 6,880
Debt Instrument, Interest Accrued, Converted Amount	$ 43
Common Stock, shares issued | shares	5,850,000	5,850,000
Debt Conversion #129
Date of Issuance	Apr. 18, 2017	Apr. 18, 2017
Debt Instrument, Converted Amount	$ 7,000	$ 7,291
Debt Instrument, Interest Accrued, Converted Amount	$ 291
Common Stock, shares issued | shares	6,200,000	6,200,000
Debt Conversion #130
Date of Issuance	Apr. 20, 2017	Apr. 20, 2017
Debt Instrument, Converted Amount	$ 7,564	$ 7,644
Debt Instrument, Interest Accrued, Converted Amount	$ 80
Common Stock, shares issued | shares	6,500,000	6,500,000
Debt Conversion #131
Date of Issuance	Apr. 21, 2017	Apr. 21, 2017
Debt Instrument, Converted Amount	$ 16,426	$ 16,464
Debt Instrument, Interest Accrued, Converted Amount	$ 38
Common Stock, shares issued | shares	14,000,000	14,000,000
Debt Conversion #132
Date of Issuance	Apr. 25, 2017	Apr. 25, 2017
Debt Instrument, Converted Amount	$ 17,148	$ 17,287
Debt Instrument, Interest Accrued, Converted Amount	$ 139
Common Stock, shares issued | shares	14,700,000	14,700,000
Debt Conversion #133
Date of Issuance	Apr. 26, 2017	Apr. 26, 2017
Debt Instrument, Converted Amount	$ 25,000	$ 26,600
Debt Instrument, Interest Accrued, Converted Amount	$ 1,600
Common Stock, shares issued | shares	26,600,000	26,600,000
Debt Conversion #134
Date of Issuance	May 01, 2017	May 01, 2017
Debt Instrument, Converted Amount	$ 8,514	$ 8,700
Debt Instrument, Interest Accrued, Converted Amount	$ 186
Common Stock, shares issued | shares	14,500,000	14,500,000
Debt Conversion #135
Date of Issuance	Jun. 13, 2017	Jun. 13, 2017
Debt Instrument, Converted Amount		$ 1,200
Debt Instrument, Interest Accrued, Converted Amount	$ 1,200
Common Stock, shares issued | shares	10,000,000	10,000,000
Debt Conversion #136
Date of Issuance	Jun. 16, 2017	Jun. 16, 2017
Debt Instrument, Converted Amount	$ 1,158	$ 1,930
Debt Instrument, Interest Accrued, Converted Amount	$ 142
Common Stock, shares issued | shares	11,000,000	11,000,000
Debt Conversion #137
Date of Issuance	Jun. 16, 2017	Jun. 16, 2017
Debt Instrument, Converted Amount	$ 1,795	$ 1,300
Debt Instrument, Interest Accrued, Converted Amount	$ 135
Common Stock, shares issued | shares	19,299,400	19,299,400
Debt Conversion #138
Date of Issuance	Jun. 20, 2017	Jun. 20, 2017
Debt Instrument, Converted Amount	$ 1,276	$ 1,382
Debt Instrument, Interest Accrued, Converted Amount	$ 116
Common Stock, shares issued | shares	11,600,000	11,600,000
Debt Conversion #139
Date of Issuance	Jun. 21, 2017	Jun. 21, 2017
Debt Instrument, Converted Amount	$ 2,150	$ 2,314
Debt Instrument, Interest Accrued, Converted Amount	$ 164
Common Stock, shares issued | shares	23,139,900	23,139,900
Debt Conversion #140
Date of Issuance	Jun. 22, 2017	Jun. 22, 2017
Debt Instrument, Converted Amount	$ 1,413	$ 1,590
Debt Instrument, Interest Accrued, Converted Amount	$ 57
Common Stock, shares issued | shares	12,250,000	12,250,000
Debt Conversion #141
Date of Issuance	Jun. 22, 2017	Jun. 22, 2017
Debt Instrument, Converted Amount	$ 1,590	$ 1,470
Common Stock, shares issued | shares	13,250,000	13,250,000
Debt Conversion #142
Date of Issuance	Jun. 26, 2017	Jun. 26, 2017
Debt Instrument, Converted Amount	$ 1,688	$ 1,800
Debt Instrument, Interest Accrued, Converted Amount	$ 112
Common Stock, shares issued | shares	15,000,000	15,000,000
Debt Conversion #143
Date of Issuance	Jun. 29, 2017	Jun. 29, 2017
Debt Instrument, Converted Amount	$ 1,897	$ 1,980
Debt Instrument, Interest Accrued, Converted Amount	$ 83
Common Stock, shares issued | shares	16,500,000	16,500,000
Debt Conversion #144
Date of Issuance	Jul. 03, 2017	Jul. 03, 2017
Debt Instrument, Converted Amount	$ 1,979	$ 2,088
Debt Instrument, Interest Accrued, Converted Amount	$ 109
Common Stock, shares issued | shares	17,400,000	17,400,000
Debt Conversion #145
Date of Issuance	Jul. 12, 2017	Jul. 12, 2017
Debt Instrument, Converted Amount		$ 2,088
Debt Instrument, Interest Accrued, Converted Amount	$ 2,088
Common Stock, shares issued | shares	17,400,000	17,400,000
Debt Conversion #146
Date of Issuance	Jul. 13, 2017	Jul. 13, 2017
Debt Instrument, Converted Amount	$ 1,344	$ 2,484
Debt Instrument, Interest Accrued, Converted Amount	$ 1,140
Common Stock, shares issued | shares	13,800,000	13,800,000
Debt Conversion #147
Date of Issuance	Jul. 14, 2017	Jul. 14, 2017
Debt Instrument, Converted Amount	$ 3,358	$ 3,374
Debt Instrument, Interest Accrued, Converted Amount	$ 16
Common Stock, shares issued | shares	19,000,000	19,000,000
Debt Conversion #148
Date of Issuance	Jul. 03, 2017	Jul. 03, 2017
Debt Instrument, Converted Amount	$ 3,314	$ 3,374
Debt Instrument, Interest Accrued, Converted Amount	$ 60
Common Stock, shares issued | shares	19,000,000	19,000,000
Debt Conversion #149
Date of Issuance	Jul. 20, 2017	Jul. 20, 2017
Debt Instrument, Converted Amount	$ 3,554	$ 3,582
Debt Instrument, Interest Accrued, Converted Amount	$ 28
Common Stock, shares issued | shares	19,900,000	19,900,000
Debt Conversion #150
Date of Issuance	Jul. 24, 2017	Jul. 24, 2017
Debt Instrument, Converted Amount	$ 6,217	$ 6,270
Debt Instrument, Interest Accrued, Converted Amount	$ 53
Common Stock, shares issued | shares	20,900,000	20,900,000
Debt Conversion #151
Date of Issuance	Jul. 25, 2017	Jul. 25, 2017
Debt Instrument, Converted Amount	$ 6,022	$ 6,870
Debt Instrument, Interest Accrued, Converted Amount	$ 848
Common Stock, shares issued | shares	22,900,000	22,900,000
Debt Conversion #152
Date of Issuance	Jul. 28, 2017	Jul. 28, 2017
Debt Instrument, Converted Amount	$ 7,089	$ 7,200
Debt Instrument, Interest Accrued, Converted Amount	$ 111
Common Stock, shares issued | shares	24,000,000	24,000,000
Debt Conversion #153
Date of Issuance	Aug. 02, 2017	Aug. 02, 2017
Debt Instrument, Converted Amount	$ 7,035	$ 7,200
Debt Instrument, Interest Accrued, Converted Amount	$ 165
Common Stock, shares issued | shares	24,000,000	24,000,000
Debt Conversion #154
Date of Issuance	Aug. 04, 2017	Aug. 04, 2017
Debt Instrument, Converted Amount	$ 8,942	$ 9,000
Debt Instrument, Interest Accrued, Converted Amount	$ 58
Common Stock, shares issued | shares	25,000,000	25,000,000
Debt Conversion #155
Date of Issuance	Aug. 08, 2017	Aug. 08, 2017
Debt Instrument, Converted Amount	$ 11,022	$ 11,119
Debt Instrument, Interest Accrued, Converted Amount	$ 97
Common Stock, shares issued | shares	26,475,000	26,475,000
Debt Conversion #156
Date of Issuance	Aug. 11, 2017	Aug. 11, 2017
Debt Instrument, Converted Amount	$ 13,920	$ 13,920
Common Stock, shares issued | shares	29,000,000	29,000,000
Debt Conversion #157
Date of Issuance	Aug. 16, 2017	Aug. 16, 2017
Debt Instrument, Converted Amount	$ 12,810	$ 12,810
Common Stock, shares issued | shares	30,500,000	30,500,000